Intangible assets and goodwill (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended					1 Months Ended	3 Months Ended			6 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Johan Walter Berg AB	Sep. 30, 2013 Johan Walter Berg AB	May 31, 2012 ERA Mining Machinery Limited (Siwei)	Dec. 31, 2012 ERA Mining Machinery Limited (Siwei)	Mar. 31, 2012 Caterpillar Tohoku Ltd.	Dec. 31, 2011 Bucyrus International, Inc.	Dec. 31, 2011 Bucyrus International, Inc.	Dec. 31, 2012 Bucyrus International, Inc.	Aug. 31, 2011 Pyroban Group Limited	Oct. 31, 2011 MWM Holding GmbH	Dec. 31, 2012 MWM Holding GmbH	Dec. 31, 2013 Construction Industries	Dec. 31, 2012 Construction Industries	Dec. 31, 2011 Construction Industries	Dec. 31, 2013 Resource Industries	Dec. 31, 2012 Resource Industries	Dec. 31, 2011 Resource Industries	Dec. 31, 2013 Power Systems	Dec. 31, 2012 Power Systems	Dec. 31, 2011 Power Systems	Dec. 31, 2013 Other	Dec. 31, 2012 Other	Dec. 31, 2011 Other
Carrying amount of goodwill by reportable segment
Goodwill acquired		$ 106	$ 628	$ 5,026	$ 106		$ 625		$ 22		$ 4,616		$ 23	$ 387		$ 0	$ 22	$ 0	$ 0	$ 597	$ 4,616	$ 106	$ 9	$ 410	$ 0	$ 0	$ 0
Goodwill final allocation of purchase price adjustment, increase (decrease)								149		(647)		(28)			9
Goodwill reclassified to held for sale and/or divested		65	181	409
Goodwill:
Goodwill, beginning of year		7,544	7,102	2,636												382	378	357	4,559	4,121	73	2,486	2,486	2,077	117	117	129
Impairments, beginning of year		(602)	(22)	(22)															(602)	(22)	(22)
Net Goodwill, beginning of year		6,942	7,080	2,614		106										382	378	357	3,957	4,099	51	2,486	2,486	2,077	117	117	129
Acquisitions		106	628	5,026	106		625		22		4,616		23	387		0	22	0	0	597	4,616	106	9	410	0	0	0
Held for Sale and Business Divestitures		(65)	(181)	(409)												0	0	0	(55)	(181)	(397)	(10)	0	0	0	0	(12)
Impairment Loss	(580)	0	(580)	0				(580)								0	0	0	0	(580)	0	0	0	0	0	0	0
Other Adjustments		(27)	(5)	(151)												(56)	(18)	21	11	22	(171)	18	(9)	(1)	0	0	0
Goodwill, end of year	7,544	7,558	7,544	7,102												326	382	378	4,515	4,559	4,121	2,600	2,486	2,486	117	117	117
Impairments, end of year	(602)	(602)	(602)	(22)															(602)	(602)	(22)
Net Goodwill, end of year	$ 6,942	$ 6,956	$ 6,942	$ 7,080		$ 106	$ 625	$ 45	$ 22				$ 23			$ 326	$ 382	$ 378	$ 3,913	$ 3,957	$ 4,099	$ 2,600	$ 2,486	$ 2,486	$ 117	$ 117	$ 117